Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Schedule of inventory	Inventory was comprised of the following at March 31, 2016 and March 31, 2015:
	March 31, 2016	March 31, 2015
Finished goods held for resale	$43,544	$-
Raw materials	-	30,521
	43,544	30,521

Schedule of common stock equivalents	The Company had the following Common Stock equivalents at March 31, 2016 and 2015:
	March 31, 2016	March 31, 2015
Options	160,000	—
Warrants	324,650	—
Totals	484,650	—